Deferred tax assets and liabilities (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Current tax expense / (benefit)
Current period	₨ 487		₨ 699	₨ 515
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(62)		(200)	(332)
Total income tax expense / (benefit)	₨ 425	$ 4	₨ 499	₨ 183